Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of Shares Outstanding
The shares in the consolidated Balance sheets reflect the number of ordinary shares and deferred shares authorized, issued, and outstanding at December 31, 2019 and 2018, and also reflects the conversion of preferred and ordinary shares on 3.185-for-1 basis upon completion of the Company's IPO.

	December 31,		September 30,
	2019	2018	2018	2017
Series A preferred shares	—	—	—	24,490,705
Class B ordinary shares	—	—	—	3,375,196
Class C ordinary shares	—	—	—	2,096,840
Ordinary Shares	44,983,006	40,145,617	40,146,182	—
Deferred shares	34,425	34,425	34,425	—
Deferred B shares	88,893,548	88,893,548	88,893,548	—
Deferred C share	1	1	1	—
Total Ordinary and Deferred Shares	133,910,980	129,073,591	129,074,156	29,962,741